Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Investment Property
(a)	Investment property as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020				2021
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	296,115	(16,718)	279,397	349,026	(16,718)	332,308
Buildings		746,698	(187,114)	559,584	803,156	(218,607)	584,549
Structures		4,268	(3,069)	1,199	3,213	(2,460)	753
Right of use assets		175,026	(20,425)	154,601	196,344	(27,877)	168,467

	￦	1,222,107	(227,326)	994,781	1,351,739	(265,662)	1,086,077

Changes in Carrying Amount of Investment Property
1)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation(*1)	Others(*2)	Ending
Land	￦	278,465	2,814	(183)	—	(1,699)	279,397
Buildings		598,159	385	—	(9,681)	(29,279)	559,584
Structures		1,178	—	—	(610)	631	1,199
Right of use assets		425	—	(56)	(3,206)	157,438	154,601

	￦	878,227	3,199	(239)	(13,497)	127,091	994,781

(*1)	Includes reversal of impairment loss on investment property recognized by POSCO(Dalian) IT Center Development Co., Ltd., a subsidiary, in relation to its office lease amounting to ￦ 14,953 million.
(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Others(*1)	Ending
Land	￦	279,397	83,497	(1,092)	—	(29,494)	332,308
Buildings		559,584	11,378	(2,264)	(21,362)	37,213	584,549
Structures		1,199	—	—	(598)	152	753
Right of use assets		154,601	—	—	(4,364)	18,230	168,467

	￦	994,781	94,875	(3,356)	(26,324)	26,101	1,086,077

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.